Equity-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Equity-Based Compensation [Abstract]
Schedule of Management Contingent Share Plan	The following table summarizes the Management Contingent Share Plan activity for the year ended December 31, 2022:
	Management Contingent Share Plan	Grant Date Fair Value
Beginning of year	-	$-
Granted	9,200,000	$7.81
Forfeited	(3,683,000)	$7.81
End of year	5,517,000	$7.81
Vested	1,169,000	$7.81

Schedule of Stock Option Activity	The following table summarizes stock option activity under the 2020 Plan for the year ended December 31, 2022:
	Stock Option Awards	Weighted- Average Exercise Price	Average Remaining Life (Years)	Aggregate Intrinsic Value
Beginning of year	2,828,307	$6.51
Granted	204,181	$15.75
Exercised	(14,796)	$6.51
Forfeited	(252,593)	$8.36
End of year	2,765,099	$7.02	2.77	$-
Exercisable at end of year	2,480,991	$6.70	2.67	$-

Schedule of Fair Value of Stock Option is a Black-Scholes	The table below illustrates the weighted-average valuation assumptions used for stock options granted during the year ended December 31, 2022 and 2021:
	2022	2021
Expected term (years)	3.2	2.3
Expected volatility	70.0%	94.3%
Risk-free interest rate	1.38%	0.24%
Expected dividend yield	0.0%	0.0%
Per-share weighted average grant date fair value	$15.75	$0.59

Schedule of Equity-Based Compensation Expense	Equity-based compensation expense, excluding the Management Contingent Share Plan, was recorded in the following expense categories within the consolidated statements of operations consistent with the manner in which the respective employee or service provider’s related cash compensation was recorded:
	2022	2021
Research and development[1]	$110	$(19)
Selling, general and administrative	834	150
Total equity based compensation expense	$944	$131
1)	Had the Company recorded the Management Contingent Share Plan within research and development and selling, general and administrative expense, then research and development would have been higher by $201 with the remaining expense recognized within selling, general and administrative expense.